QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)

	2017(1)(2)
($ in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$528	$563	$530	$562	$2,183
Expenses	$(483)	$(489)	$(461)	$(504)	$(1,937)
Net income	$28	$48	$47	$112	$235
Basic earnings per share	$1.02	$1.76	$1.74	$4.21	$8.70
Diluted earnings per share	$1.00	$1.72	$1.70	$4.10	$8.49

	2016(2)(3)
($ in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Revenues	$442	$452	$484	$622	$2,000
Expenses	$(424)	$(416)	$(418)	$(542)	$(1,800)
Net income	$7	$25	$41	$49	$122
Basic earnings per share	$0.23	$0.90	$1.51	$1.79	$4.37
Diluted earnings per share	$0.23	$0.89	$1.48	$1.75	$4.29
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(1)
Beginning with our 2017 fiscal year, we changed our financial reporting cycle to a calendar year-end and end-of-month quarterly reporting cycle. Accordingly our 2017 first quarter included the period from December 31, 2016 (the day after the end of the 2016 fiscal year) through March 31, 2017, and our 2017 second, third and fourth quarters included the three month periods ended June 30, September 30, and December 31, respectively.

(2)	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares in interim periods.

(3)	The 2016 quarters consisted of 12 weeks, except for the fourth quarter of 2016, which consisted of 16 weeks.